Income Taxes - Reconciliation of Statutory Federal Rate and Company's Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Statutory Federal Tax Rate [Line Items]
Tax benefit at federal statutory rate	(34.00%)	(34.00%)	(34.00%)
State taxes (net of federal benefit)	(5.60%)	(5.80%)	(5.80%)
Stock-based compensation	3.10%	4.70%	3.70%
Change in valuation allowance	32.60%	34.70%	42.20%
Other nondeductible expenses	4.60%	0.50%	(6.30%)
Other		(0.10%)	0.20%
Effective tax rate	0.60%	0.00%	0.00%